Supplementary cash flow information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
West Auriga
Business Acquisition [Line Items]
Purchase of West Auriga, issuance of loan note to related party	[1]	$ 0.0	$ 0.0	$ 100.0
West Vela
Business Acquisition [Line Items]
Purchase of business, deferred consideration payable to related party	[2]	0.0	0.0	73.7
Purchase of West Vela, contingent consideration payable to related party	[2]	0.0	0.0	65.7
West Polaris
Business Acquisition [Line Items]
Purchase of business, deferred consideration payable to related party	[3],[4]	0.0	65.0	0.0
Purchase of the West Polaris, seller's credit payable to related party	[4]	$ 0.0	$ 44.6	$ 0.0

[1]	The purchase of the West Auriga was financed in part by the issuance of a discount loan note: refer to Note 3 "Business acquisitions".
[2]	The purchase of the West Vela was financed in part by deferred and contingent consideration: refer to Note 3 "Business acquisitions".
[3]	The contingent consideration payable to Seadrill was reduced by a measurement period adjustment in the year ended December 31, 2015. Refer to Note 3 "Business acquisitions".
[4]	The purchase of the West Polaris was financed in part by a seller's credit and deferred consideration: refer to Note 3 "Business acquisitions".